COMMON SHARES	12 Months Ended
Mar. 31, 2016
COMMON SHARES
COMMON SHARES

(13)COMMON SHARES

The Company’s board of directors approved a share repurchase program on November 1, 2012 to repurchase up to USD5 million worth of its issued and outstanding American Depository Shares (“ADS”) in both open-market and privately negotiated transactions. On January 31, 2013, the Company’s board of director reviewed and approved the continuation of the share repurchase program through May 31, 2013. The Company’s board of directors approved a share repurchase program on August 5, 2014 to repurchase up to USD5 million worth of its issued and outstanding ADSs in open-market through January 31, 2015. The Company’s board of directors approved a share repurchase program on September 24, 2015 to repurchase up to USD3 million worth of its issued and outstanding ADSs in open-market through March 31, 2016. For the years ended March 31, 2014, 2015 and 2016, the Company repurchased 10,678,  612,314 and 1,134,264 common shares at a repurchase price of RMB 132,528, RMB 8,362,136 and RMB 19,536,028, respectively.